Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Total property and equipment	$ 164,938	$ 164,938
Less: Accumulated depreciation	(159,925)	(144,513)
Property and equipment, net	$ 5,013	20,425
Computers, peripheral, and scientific equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total property and equipment	$ 85,489	85,489
Office furniture and equipment [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Total property and equipment	$ 79,449	$ 79,449